Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Compensation of Key Management Personnel
(a)
Compensation of Key Management Personnel

	2023	2022	2021

	US$	US$	US$
Short-term employee benefits	2,898,544	1,555,658	1,099,081
Post-employment benefits	137,168	56,105	79,550
Share-based payments expense	4,221,472	4,664,767	3,897,638
	7,257,184	6,276,530	5,076,269